Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2020	December 31, 2019
Receivable from contracts with customers	70,658	105,925
Receivable from contracts with customers - TI Pool	99,236	149,800
Accrued income	8,149	20,815
Accrued interest	441	678
Deferred charges	21,239	19,134
Deferred fulfillment costs	714	2,556
Other receivables	12,046	8,220
Lease receivables	1,981	1,802
Derivatives	15	57
Total trade and other receivables	214,479	308,987